Long-term Debt - Fair Value of Company's Long-term Debt Obligation (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt	$ 564,724	$ 811,650	$ 551,941
Less: Current portion of long-term debt	0	(6,700)	0
Total long-term debt	564,724	804,950	551,941
Less: Deferred financing costs	(10,319)	(26,345)	(11,102)
Long-term debt, net	554,405	778,605	540,839
Successor First Lien Credit Facility [Member]
Debt Instrument [Line Items]
Total debt	564,724	666,650
Successor Second Lien Credit Facility [Member]
Debt Instrument [Line Items]
Total debt	$ 0	$ 145,000
Predecessor First Lien Facility [Member]
Debt Instrument [Line Items]
Total debt			401,941
Predecessor Second Lien Facility [Member]
Debt Instrument [Line Items]
Total debt			$ 150,000